Shareholder Report, Average Annual Return (Details) 74200014100_Franklin Mutual Global Discovery Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	21.44%	11.14%	7.83%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	22.44%	11.14%	7.83%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Average Annual Return, Percent	20.79%	11.35%	9.23%